Note 4 - Deposits, Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Text Block]
4.	Deposits, Prepayments and Other Current Assets

	As of June 30,
	2024	2025
	US$	US$

Deposits, Prepayments and Other Current Assets	320	143